FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 02, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
NOTE 5. FINANCIAL INSTRUMENTS
As of January 2, 2021, the aggregate U.S. dollar equivalent notional value of our outstanding commodity contracts and foreign exchange contracts was $4.2 million and $1.38 billion, respectively.
We recognize derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. We designate commodity forward contracts on forecasted purchases of commodities and foreign exchange contracts on forecasted transactions as cash flow hedges. We also enter into foreign exchange contracts to offset certain of our economic exposures arising from foreign exchange rate fluctuations.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of “Accumulated other comprehensive loss” and reclassified into earnings in the same period(s) during which the hedged transaction impacts earnings. Gains and losses on these derivatives, representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness, are recognized in current earnings. Except for the cross-currency swap discussed below, cash flow hedges were not material in 2020, 2019, or 2018.
Cross-Currency Swap
Following our Smartrac acquisition and our issuance of senior notes in March 2020, we entered into U.S. dollar to euro cross-currency swap contracts with a total notional amount of $250 million to have the effect of converting the fixed-rate U.S. dollar-denominated debt to euro-denominated debt, including semiannual interest payments and the payment of principal at maturity. During the term of the contract, which ends on April 30, 2030, we pay fixed-rate interest in euros and receive fixed-rate interest in U.S. dollars. These contracts have been designated as cash flow hedges and were effective as of January 2, 2021, with a fair value of $(36.7) million. This amount was included in “Long-term retirement benefits and other liabilities” in the Consolidated Balance Sheets. Refer to Note 9, “Fair Value Measurements,” to the Consolidated Financial Statements for more information.
We recorded no ineffectiveness from our cross-currency swap to earnings during 2020.

Other Derivatives
The following table shows the fair value and balance sheet locations of other derivatives as of January 2, 2021 and December 28, 2019:

	Asset			Liability
(In millions)	Balance Sheet Location	2020	2019	Balance Sheet Location	2020	2019
Foreign exchange contracts	Other current assets	$5.1	$4.8	Other current liabilities	$8.4	$4.7
Commodity contracts	Other current assets	.1	–	Other current liabilities	.1	–
		$5.2	$4.8		$8.5	$4.7

For other derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings.
The following table shows the components of the net gains (losses) recognized in income related to these derivative instruments:

(In millions)	Statements of Income Location	2020	2019	2018
Foreign exchange contracts	Cost of products sold	$1.9	$(1.5)	$4.5
Foreign exchange contracts	Marketing, general and administrative expense	(14.2)	3.5	(27.0)
		$(12.3)	$2.0	$(22.5)
Net Investment Hedge
In January 2018, we reduced the amount we designated as a net investment hedge in foreign operations in March 2017 from
€
500 million to
€
255 million of our 1.25% senior notes due 2025. In May 2019, we de-designated
the remaining net investment hedge as a result of changes in our intercompany capital structure. Through the period preceding the de-designation,
the net assets from our investment in foreign operations were greater than the amount designated as a net investment hedge, and, as such, the net investment hedge was effective.
Gains (losses), before taxes, recognized in “Accumulated other comprehensive loss” (effective portion) related to the net investment hedge were as follows:

(In millions)	2020	2019	2018
Foreign currency denominated debt	$–	$6.8	$1.3
We recorded no ineffectiveness from our net investment hedge to earnings during 2019 or 2018.